Long-Term Investments (Tables)	12 Months Ended
Jun. 30, 2022
Debt Disclosure [Abstract]
Schedule of equity investments without readily determinable fair values
	As of June 30,
	2022	2021
Equity investments without readily determinable fair values
Beijing UniDev Software Co., Ltd. (“UniDev”)	252,161	-
Shenzhen Huaqin Robotics Co., Ltd. (“Huaqin Robotics”)	149,296	154,880
CLPS Lihong Financial Information Services Co., Ltd. (“CLPS Lihong”)	-	558,509
Guangdong Zhichuang Software Technology Co., Ltd. (“CLPS Guangdong Zhichuang”)	-	92,928
Total equity investments without readily determinable fair values	401,457	806,317

Equity method investments
Fuson Group Limited (“Fuson”)	139,164	-
Shanghai Shier Information Technology Co., Ltd. (“Shier”)	69,765	73,717
Economic Modeling Information Technology Co., Ltd. (“EMIT”)	-	134,750
Total equity method investments	208,929	208,467
Total	$610,386	$1,014,784